Consolidated and Combined Statement of Stockholders' Equity Statement (USD $) In Millions	Total USD ($)	Common Stock	Common Stock Par Value USD ($)	Additional Paid-in Capital USD ($)	Net Parent Investment USD ($)	Retained Earnings USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)
Stockholders' equity at Dec. 31, 2009	$ 1,197				$ 1,059		$ 138
Net income	193				193		0
Net transfers to Valero	(221)				(221)		0
Other comprehensive loss	24
Other comprehensive income (loss)	24				0		24
Stockholders' equity at Dec. 31, 2010	1,193				1,031		162
Net income	214				214		0
Net transfers to Valero	(151)				(151)		0
Other comprehensive loss	(7)
Other comprehensive income (loss)	(7)				0		(7)
Stockholders' equity at Dec. 31, 2011	1,249				1,094		155
Net income	210				210		0
Net transfers to Valero	(222)				(222)		0
Other comprehensive loss	10
Other comprehensive income (loss)	10				0		10
Shares, outstanding		0
Stockholders' equity at Dec. 31, 2012	1,247		0	0	1,082	0	165
Net income	64				44	20
Net transfers to Valero	(731)				(731)
Issuance of stock at the separation and distribution, shares		75
Issuance of stock at the separation and distribution			1	(1)
Reclassification of net parent investment to APIC				395	(395)
Stock-based compensation expense	1			1
Other comprehensive loss	(30)						(30)
Other comprehensive income (loss)	(30)						(30)
Shares, outstanding		75
Stockholders' equity at Jun. 30, 2013	$ 551		$ 1	$ 395	$ 0	$ 20	$ 135